Segment Reporting - Schedule of Segmented Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of Operating Segments [Line Items]
Revenues	$ 20,158	$ 19,277	$ 18,562
Identifiable operating expenses	11,670	11,237	10,856
Allocated expenses	3,708	3,400	3,307
Segment profit	4,780	4,640	4,399
Unallocable expenses	695	569	565
Operating profit	4,085	4,071	3,834
Other income, net	468	425	568
Finance cost	47	49	56
Profit before income taxes	4,506	4,447	4,346
Income tax expense	1,190	1,285	1,177
Net profit	3,316	3,162	3,169
Depreciation and amortization	552	569	565
Operating Segments | Financial Services
Disclosure of Operating Segments [Line Items]
Revenues	5,631	5,342	5,093
Identifiable operating expenses	3,149	3,059	2,993
Allocated expenses	1,055	971	973
Segment profit	1,427	1,312	1,127
Operating Segments | Manufacturing
Disclosure of Operating Segments [Line Items]
Revenues	3,282	2,980	2,696
Identifiable operating expenses	2,010	1,911	1,763
Allocated expenses	546	495	423
Segment profit	726	574	510
Operating Segments | Energy, Utilities, Resources and Services
Disclosure of Operating Segments [Line Items]
Revenues	2,688	2,568	2,417
Identifiable operating expenses	1,505	1,406	1,309
Allocated expenses	508	441	444
Segment profit	675	721	664
Operating Segments | Retail
Disclosure of Operating Segments [Line Items]
Revenues	2,605	2,609	2,719
Identifiable operating expenses	1,302	1,293	1,414
Allocated expenses	504	472	473
Segment profit	799	844	832
Operating Segments | Communication
Disclosure of Operating Segments [Line Items]
Revenues	2,455	2,260	2,173
Identifiable operating expenses	1,570	1,469	1,337
Allocated expenses	451	396	391
Segment profit	434	395	445
Operating Segments | Hi-Tech
Disclosure of Operating Segments [Line Items]
Revenues	1,572	1,548	1,498
Identifiable operating expenses	936	897	874
Allocated expenses	273	270	245
Segment profit	363	381	379
Operating Segments | Life Sciences
Disclosure of Operating Segments [Line Items]
Revenues	1,383	1,400	1,391
Identifiable operating expenses	864	848	811
Allocated expenses	243	237	230
Segment profit	276	315	350
Operating Segments | All Other Segments
Disclosure of Operating Segments [Line Items]
Revenues	542	570	575
Identifiable operating expenses	334	354	355
Allocated expenses	128	118	128
Segment profit	$ 80	$ 98	$ 92